PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 0710

October 24, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(a) Filing for Prudential Global Total Return Fund, Inc.
     Registration numbers 33-63943 and 811-04661

Dear Sir or Madam:

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. The purpose for the filing is to amend the Registrant’s Registration Statement to add a new class of shares, known as Class “Q.”

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary